Stockholders' equity - Schedule of Potentially be Issued Under Each Outstanding (Detail)	Jun. 30, 2025 shares
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	6,199,230
Class B1 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	52,511
Class B2 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	2,990,342
Class C1 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	12,649
Class C2 [Member]
Class of Warrant or Right [Line Items]
Shares to be issued upon exercise of remaining warrants	3,143,728